Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information

17. Segment Information

Our operating segments represent components of our business about which separate financial information is available and is evaluated regularly by the chief operating decision maker, or decision-making group, in assessing performance. Our decision-making group consists of our Chief Executive Officer and other senior officers. This group routinely reviews and makes operating and resource allocation decisions among our Eastern Midstream and Midcontinent Midstream natural gas operations and Coal and Natural Resource Management operations. Accordingly, our reportable segments are as follows:

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Eastern Midstream — Our Eastern Midstream segment is engaged in providing natural gas gathering, transportation and other related services in Pennsylvania. In addition, we own member interests in a joint venture that transports fresh water to natural gas producers.

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Midcontinent Midstream — Our Midcontinent Midstream segment is engaged in providing natural gas processing, gathering services, and other related services. In addition, we own member interests in joint ventures that gather and transport natural gas. These processing and gathering systems are located primarily in Oklahoma and Texas.

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Coal and Natural Resource Management — Our Coal and Natural Resource Management segment primarily involves the management and leasing of coal properties and the subsequent collection of royalties. We also earn revenues from other land management activities, such as selling standing timber, leasing coal-related infrastructure facilities and collecting oil and gas royalties.

The following table presents a summary of certain financial information relating to our segments as of and for the years ended December 31, 2011, 2010 and 2009:

	Eastern Midstream	Midcontinent Midstream(1)	Coal and natural resource management(2)	Corporate and other	Consolidated
For the year ended December 31, 2011
Revenues	$26,170	$944,852	$188,953	$—	$1,159,975
Cost of midstream gas purchased	—	817,937	—	—	817,937
Operating costs and expenses	2,737	60,505	35,849	—	99,091
Depreciation, depletion & amortization	4,243	47,956	37,177	—	89,376

Operating income	$19,190	$18,454	$115,927	$—	$153,571

Interest expense					(44,287)
Derivatives					(13,442)
Other					501

Net income					$96,343

Additions to property and equipment	$120,310	$121,789	$134,503	$—	$376,602

For the year ended December 31, 2010
Revenues	$625	$711,023	$152,488	$—	$864,136
Cost of midstream gas purchased	—	577,813	—	—	577,813
Operating costs and expenses	212	55,829	28,483	4,314	88,838
Depreciation, depletion & amortization	384	44,643	30,873	—	75,900

Operating income (loss)	$29	$32,738	$93,132	$(4,314)	$121,585

Interest expense					(35,591)
Derivatives					(22,493)
Other					686

Net income					$64,187

Additions to property and equipment	$39,090	$59,275	$25,751		$124,116

For the year ended December 31, 2009
Revenues	$—	$512,104	$144,600	$—	$656,704
Cost of midstream gas purchased	—	406,583	—	—	406,583
Operating costs and expenses	—	45,842	24,231	2,377	72,450
Impairments	—	—	1,511	—	1,511
Depreciation, depletion & amortization	—	38,905	31,330	—	70,235

Operating income (loss)	$—	$20,774	$87,528	$(2,377)	$105,925

Interest expense					(24,653)
Derivatives					(19,714)
Other					1,353

Net income					$62,911

Additions to property and equipment	$—	$78,425	$2,252	$—	$80,677

	Total assets at December 31,
	2011	2010	2009
Eastern Midstream	$174,444	$49,629	$—
Midcontinent Midstream (3)	736,351	662,313	633,802
Coal and natural resource management (4)	683,197	585,559	574,258
Corporate and other	—	6,704	11,003

Totals	$1,593,992	$1,304,205	$1,219,063

(1)	Our Midcontinent Midstream segment’s revenues for the years ended December 31, 2011, 2010 and 2009 include $2.5 million, $6.0 million and $5.3 million of equity earnings related to our 25% member interest in Thunder Creek. See Note 8, “Equity Investments” for a further description of this segment’s equity investment.
(2)	Our Coal and Natural Resource Management segment’s revenues for the years ended December 31, 2011, 2010 and 2009 include $2.3 million, $2.0 million and $1.7 million of equity earnings related to our 50% interest in Coal Handling Solutions LLC. See Note 8, “Equity Investments” for a further description.
(3)	Total assets at December 31, 2011, 2010 and 2009 for the Midcontinent Midstream segment included equity investment of $53.1 million, $58.8 million and $59.8 million related to our 25% member interest in Thunder Creek. See Note 8, “Equity Investments” for a further description.
(4)	Total assets at December 31, 2011, 2010 and 2009 for the Coal and Natural Resource Management segment included equity investment of $16.3 million, $19.0 million and $21.0 million related to our 50% interest in Coal Handling Solutions LLC. See Note 8, “Equity Investments” for a further description.

Operating income is equal to total revenues less cost of midstream gas purchased, operating costs and expenses and DD&A expense. Operating income does not include interest expense, certain other income items and derivatives. Identifiable assets are those assets used in our operations in each segment.

For the year ended December 31, 2011, four customers of our Midcontinent Midstream natural gas segment accounted for $458.8 million, or 40%, of our total consolidated net revenues. These customer concentrations may impact our results of operations, either positively or negatively, in that these counterparties may be similarly affected by changes in economic or other conditions. We are not aware of any financial difficulties experienced by these customers.

For the year ended December 31, 2010, two of our Midcontinent Midstream natural gas segment customers accounted for $219.6 million, or 25%, of our total consolidated net revenues. For the year ended December 31, 2009, two customers of our Midcontinent Midstream natural gas segment accounted for approximately $184.9 million, or 28%, of our total consolidated net revenues.